Expense Example - FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO - FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO - Fidelity SAI Sustainable Municipal Income Fund - Fidelity SAI Sustainable Municipal Income Fund
Apr. 01, 2025 USD ($)
Expense Example:
1 year	$ 37
3 years	176
5 years	340
10 years	$ 816